LONG-TERM LOANS (Schedule of Long-Term Loans) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Total long-term loans	$ 5,500	$ 17,946
Less-current maturities	5,500	12,541
Long-term loans		5,405
Weighted average interest	3.19%	3.95%
U.S. Dollar [Member]
Debt Instrument [Line Items]
Total long-term loans	2,431	7,135
Weighted average interest	1.56%	1.72%
Australian Dollar [Member]
Debt Instrument [Line Items]
Total long-term loans	2,843	8,357
Weighted average interest	4.65%	5.90%
Canadian Dollar [Member]
Debt Instrument [Line Items]
Total long-term loans	226	662
Weighted average interest	2.35%	2.47%
NIS [Member]
Debt Instrument [Line Items]
Total long-term loans		$ 1,792
Weighted average interest		4.45%